3. Loans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	12.00%
Percentage of single-family residential loans in Bank's loan portfolio	40.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	8.00%
Percentage of commercial real estate loans in Bank's loan portfolio	32.00%
Percentage of commercial loans in Bank's loan portfolio	10.00%
Accruing impaired loans	$ 30,600,000	$ 30,600,000
Interest income recognized on accruing impaired loans	1,500,000	1,700,000
TDR loan amounts	23,937,000	44,133,000
Amount of performing TDR loans included	$ 2,000,000	$ 15,100,000